Annual Total Returns [BarChart] - Voya Target Retirement 2050 Fund - Class I	Sep. 30, 2020
Bar Chart Table:
2010
2011
2012
2013	23.60%
2014	6.13%
2015	(1.05%)
2016	7.47%
2017	21.02%
2018	(9.41%)
2019	25.24%